UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number

811-03715

ELFUN INCOME FUND

(Exact name of registrant as specified in charter)

3001 SUMMER STREET, STAMFORD, CONNECTICUT 06905

(Address of principal executive offices) (Zip code)

GE ASSET MANAGEMENT, INC.

3001 SUMMER STREET, STAMFORD, CONNECTICUT 06905

(Name and address of agent for service)

Registrant’s telephone number, including area code: 800-242-0134

Date of fiscal year end: 12/31

Date of reporting period: 09/30/10

Item 1.	Schedule of Investments

Elfun Income Fund

Schedule of Investments (dollars in thousands)—September 30, 2010 (unaudited)

The securities information regarding holdings, allocations and other characteristics are presented to illustrate examples of securities that the Fund has bought and the diversity of areas in which the Fund may invest as of a particular date. It may not be representative of the Funds current or future investments and should not be construed as a recommendation to purchase or sell a particular security.

Bonds and Notes—89.8% †		Principal Amount	Value
U.S. Treasuries—12.4%
U.S. Treasury Bonds
1.75%	07/31/15	$14,499	$14,848	(h)
3.25%	07/31/16	2,929	3,206
4.38%	05/15/40	15,198	17,070
U.S. Treasury Notes
0.36%	04/30/12	7,095	7,167	(d)
2.63%	08/15/20	2,158	2,178
3.13%	05/15/19	2	2
4.50%	11/15/10	67	67
			44,538

Agency Mortgage Backed—30.5%
Federal Home Loan Mortgage Corp.
4.50%	06/01/33 - 02/01/35	120	125	(h)
5.00%	07/01/35 - 08/01/40	5,022	5,288	(h)
5.50%	05/01/20 - 04/01/39	2,096	2,260	(h)
6.00%	04/01/17 - 11/01/37	3,134	3,425	(h)
6.50%	07/01/29	3	3	(h)
7.00%	10/01/16 - 08/01/36	317	354	(h)
7.50%	09/01/12 - 09/01/33	38	44	(h)
8.00%	11/01/30	12	14	(h)
5.50%	TBA	1,570	1,665	(c)
Federal National Mortgage Assoc.
4.00%	05/01/19 - 10/01/40	8,432	8,691	(h)
4.50%	05/01/18 - 06/01/40	16,176	16,882	(h)
4.50%	09/01/40	10,065	10,530	(i)
5.00%	07/01/20 - 08/01/40	5,390	5,700	(h)
5.00%	10/01/40	4,025	4,293	(i)
5.32%	03/01/37	7	8	(i)
5.50%	03/01/14 - 04/01/38	10,477	11,263	(h)
5.53%	04/01/37	12	12	(i)
6.00%	02/01/14 - 08/01/35	5,128	5,626	(h)
6.50%	02/01/14 - 08/01/36	827	912	(h)
7.00%	08/01/13 - 02/01/34	116	130	(h)
7.50%	08/01/13 - 03/01/34	369	412	(h)
8.00%	12/01/11 - 11/01/33	160	183	(h)
8.50%	04/01/30 - 05/01/31	22	26	(h)
9.00%	04/01/16 - 12/01/22	43	47	(h)
4.50%	TBA	13,935	14,510	(c)
5.00%	TBA	2,664	2,825	(c)
5.50%	TBA	1,095	1,178	(c)
6.00%	TBA	7,726	8,316	(c)
6.50%	TBA	878	957	(c)

Government National Mortgage Assoc.
4.50%	08/15/33 - 09/15/34	636	675	(h)
5.00%	08/15/33	221	237	(h)
6.00%	04/15/27 - 09/15/36	885	974	(h)
6.50%	04/15/19 - 09/15/36	678	759	(h)
7.00%	03/15/12 - 10/15/36	323	359	(h)
7.50%	03/15/23 - 10/15/33	94	106	(h)
8.00%	09/15/27 - 06/15/30	39	46	(h)
8.50%	10/15/17	43	48	(h)
9.00%	11/15/16 - 12/15/21	93	103	(h)
5.50%	TBA	435	468	(c)
			109,454
Agency Collateralized Mortgage Obligations—2.0%
Collateralized Mortgage Obligation Trust (Class B)
1.31%	11/01/18	12	12	(d,f,h,q)
Fannie Mae Whole Loan
0.97%	08/25/43	1,780	46	(g,r)
Federal Home Loan Mortgage Corp.
0.10%	09/25/43	2,460	20	(g,h,i,r)
8.00%	02/01/23 - 07/01/24	15	4	(g,h,r)
Federal Home Loan Mortgage Corp. REMIC
5.00%	02/15/38	301	37	(g,r)
5.00%	05/15/38	323	348
5.50%	04/15/17	72	2	(g,h,r)
Federal Home Loan Mortgage Corp. REMIC (Class YQ)
5.00%	05/15/17	43	3	(g,h,r)
Federal Home Loan Mortgage Corp. REMIC (Series 2543) (Class LR)
7.50%	01/15/16	5	5	(h)
Federal Home Loan Mortgage Corp. REMIC (Series 2631) (Class DI)
5.50%	06/15/33	428	75	(g,h,r)
Federal Home Loan Mortgage Corp. REMIC (Series 2642) (Class AW)
4.50%**	03/15/19	4	—	(g,h,r)
Federal Home Loan Mortgage Corp. REMIC (Series 2643) (Class IM)
4.50%	03/15/18	326	33	(g,h,r)
Federal Home Loan Mortgage Corp. REMIC (Series 2645) (Class BI)
4.50%	02/15/18	77	5	(g,h,r)
Federal Home Loan Mortgage Corp. REMIC (Series 2647) (Class DI)
4.50%	10/15/16	48	1	(g,h,r)
Federal Home Loan Mortgage Corp. REMIC (Series 2656) (Class IU)
5.00%**	04/15/28	65	—	(g,h,r)
Federal Home Loan Mortgage Corp. REMIC (Series 2722) (Class PI)
5.00%	06/15/28	51	1	(g,h,r)
Federal Home Loan Mortgage Corp. REMIC (Series 2763) (Class JI)
5.00%	10/15/18	244	18	(g,h,r)
Federal Home Loan Mortgage Corp. REMIC (Series 2781) (Class IC)
5.00%	11/15/17 - 05/15/18	211	10	(g,h,r)
Federal Home Loan Mortgage Corp. REMIC (Series 2795) (Class IC)
5.00%	07/15/17	60	1	(g,h,r)
Federal Home Loan Mortgage Corp. REMIC (Series 2852) (Class OJ)
14.81%	09/15/34	200	190	(d,f)
Federal Home Loan Mortgage Corp. REMIC (Series 3311) (Class IA)
6.15%	05/15/37	996	125	(g,i,r)
Federal Home Loan Mortgage Corp. REMIC (Series 3311) (Class IB)
6.15%	05/15/37	996	129	(g,i,r)
Federal Home Loan Mortgage Corp. REMIC (Series 3311) (Class IC)
6.15%	05/15/37	996	129	(g,i,r)

Federal Home Loan Mortgage Corp. REMIC (Series 3311) (Class ID)
6.15%	05/15/37	996	129	(g,i,r)
Federal Home Loan Mortgage Corp. REMIC (Series 3311) (Class IE)
6.15%	05/15/37	1,451	187	(g,i,r)
Federal Home Loan Mortgage Corp. REMIC (Series 3284) (Class CI)
5.86%	03/15/37	2,680	346	(g,i,r)
Federal Home Loan Mortgage Corp. REMIC (Series 33) (Class 33D)
8.00%	04/15/20	9	10	(h)
Federal Home Loan Mortgage Corp. STRIPS (Class IO)
5.00%	12/01/34	223	31	(g,h,r)
Federal Home Loan Mortgage STRIPS
3.51%	08/01/27	4	3	(d,f,h)
Federal National Mortgage Assoc. REMIC
5.00%	08/25/38	322	346
5.00%	02/25/40	372	54	(g,r)
6.29%	07/25/37	1,122	168	(g,i,r)
Federal National Mortgage Assoc. REMIC (Class B)
2.40%	12/25/22	11	10	(d,f,h)
Federal National Mortgage Assoc. REMIC (Class BZ)
5.50%	01/25/33	421	465
Federal National Mortgage Assoc. REMIC (Class CS)
7.44%	08/25/16	90	2	(g,h,i,r)
Federal National Mortgage Assoc. REMIC (Class VZ)
5.00%	10/25/35	294	315
Federal National Mortgage Assoc. REMIC (Series 1992) (Class K)
1008.00%**	05/25/22	—	1	(g,h,r)
Federal National Mortgage Assoc. REMIC (Series 2003)
5.00%	08/25/17	99	6	(g,h,r)
Federal National Mortgage Assoc. REMIC (Series 2003) (Class HI)
5.00%	10/25/22	159	10	(g,h,r)
Federal National Mortgage Assoc. REMIC (Series 2003) (Class IJ)
5.00%	02/25/32	545	48	(g,h,r)
Federal National Mortgage Assoc. REMIC (Series 2003) (Class IO)
1.20%	12/25/42	630	24	(g,h,i,r)
Federal National Mortgage Assoc. REMIC (Series 2003) (Class KI)
4.50%	05/25/18	70	2	(g,h,r)
Federal National Mortgage Assoc. REMIC (Series 2003) (Class SL)
16.05%	03/25/31	382	437	(h,i)
Federal National Mortgage Assoc. REMIC (Series 2005) (Class SC)
6.42%	10/25/35	2,385	309	(g,i,r)
Federal National Mortgage Assoc. REMIC (Series 2008) (Class ZW)
5.00%	07/25/38	258	278
Federal National Mortgage Assoc. STRIPS
6.00%	01/01/35	341	51	(g,h,r)
Federal National Mortgage Assoc. STRIPS (Class 2)
4.50%	08/01/35	559	82	(g,h,r)
5.00%	08/01/34 - 03/25/38	475	59	(g,r)
5.50%	12/01/33	144	22	(g,r)
7.50%	11/01/23	50	8	(g,h,r)
8.00%	08/01/23 - 07/01/24	32	6	(g,h,r)
8.50%	03/01/17 - 07/25/22	31	6	(g,h,r)
9.00%	05/25/22	11	2	(g,h,r)
Federal National Mortgage Assoc. STRIPS (Series 354) (Class 1)
3.19%	11/01/34	517	474	(d,f,h)
Federal National Mortgage Assoc. STRIPS (Series 364) (Class 1)
4.50%	09/01/35	1,027	151	(g,h,r)

Federal National Mortgage Assoc. STRIPS (Series 378) (Class 1)
4.50%	01/01/36	811	120	(g,h,r)
Federal National Mortgage Assoc. STRIPS (Series 387) (Class 1)
5.00%	05/25/38	498	55	(g,r)
Government National Mortgage Assoc.
1.00%	01/16/39	2,532	381	(g,i,r)
4.50%	05/20/38	450	60	(g,r)
4.50%	11/20/39	635	669
5.00%	10/20/37 - 09/20/38	2,317	342	(g,r)
Government National Mortgage Assoc. (Class IC)
5.99%	04/16/37	965	190	(g,r)
Vendee Mortgage Trust
0.39%	04/15/40	1,862	37	(g,h,r)
Vendee Mortgage Trust (Class 2003)
0.86%	05/15/33	1,106	38	(g,r)
			7,128

Asset Backed—1.8%
Chase Funding Mortgage Loan Asset-Backed Certificates (Class IB)
5.75%	05/25/32	45	26	(h,i,q)
Citicorp Residential Mortgage Securities Inc. (Series 2006) (Class A5)
6.04%	09/25/36	360	313
Countrywide Asset-Backed Certificates
1.12%	05/25/33	24	17	(h,i)
Countrywide Asset-Backed Certificates (Class 2A1)
2.40%	06/25/33	2	2	(d,h,i)
Countrywide Asset-Backed Certificates (Class A)
21.58%	08/25/32	30	18	(d,h,i)
Countrywide Asset-Backed Certificates (Class AF6)
4.74%	10/25/35	312	280	(i)
First Franklin Mortgage Loan Asset Backed Certificates (Series 2005) (Class M1)
3.64%	03/25/35	5,000	4,915	(d,h,i)
GSAA Trust (Class A1)
12.00%	05/25/34	118	89	(d,h,i)
Mid-State Trust (Class A3)
7.54%	07/01/35	51	52	(h,q)
Popular ABS Mortgage Pass-Through Trust (Class AF4)
5.30%	11/25/35	350	318
Residential Asset Securities Corp. (Class A2)
50.35%	06/25/33	50	24	(d,i)
Residential Asset Securities Corp. (Series 2002) (Class AIIB)
32.90%	07/25/32	26	14	(d,h,i)
Saxon Asset Securities Trust
5.23%	08/25/35	296	280	(i)
Wachovia Asset Securitization Inc.(Series 2004) (Class A)
13.15%	06/25/34	311	267	(d,h,i,q)
			6,615

Corporate Notes—32.1%
Abu Dhabi National Energy Co.
4.75%	09/15/14	200	207	(b)
6.25%	09/16/19	200	212	(b)
AES El Salvador Trust
6.75%	02/01/16	200	187	(b)
AES Panama S.A.
6.35%	12/21/16	150	160	(b)

Agilent Technologies Inc.
5.00%	07/15/20	401	425
5.50%	09/14/15	270	304
Air Jamaica Ltd.
9.38%	07/08/15	7	7
Alcoa Inc.
6.15%	08/15/20	453	466
Allergan Inc.
3.38%	09/15/20	805	805
Alliance One International Inc.
10.00%	07/15/16	533	577
ALROSA Finance S.A.
8.88%	11/17/14	200	219	(b)
Ameren Illinois Co.
9.75%	11/15/18	522	699
Amsted Industries Inc.
8.13%	03/15/18	637	663	(b)
Anadarko Petroleum Corp.
6.20%	03/15/40	1,180	1,150
6.38%	09/15/17	202	223
Anheuser-Busch InBev Worldwide Inc.
5.00%	04/15/20	824	908
5.38%	11/15/14	528	593	(b)
ARAMARK Corp.
8.50%	02/01/15	423	440
ArcelorMittal
7.00%	10/15/39	401	410
Arizona Public Service Co.
6.25%	08/01/16	485	564	(h)
AT&T Inc.
6.40%	05/15/38	1,807	2,065	(h)
6.70%	11/15/13	496	574	(h)
Avis Budget Car Rental LLC
9.63%	03/15/18	306	324
Banco do Brasil Cayman
8.50%	10/29/49	350	411	(b)
Banco Mercantil del Norte S.A.
4.38%	07/19/15	100	100	(b)
6.14%	10/13/16	74	74	(i)
BanColombia S.A.
6.13%	07/26/20	70	73
Bank of America Corp.
4.50%	04/01/15	460	483
5.63%	07/01/20	1,785	1,886
5.75%	12/01/17	1,875	2,005	(h)
6.50%	08/01/16	840	944
BE Aerospace Inc.
8.50%	07/01/18	377	411
Boise Paper Holdings LLC
8.00%	04/01/20	382	395	(h)
Bombardier Inc.
7.75%	03/15/20	716	773	(b)
BP Capital Markets PLC
3.13%	10/01/15	201	202
4.50%	10/01/20	201	206

Braskem Finance Ltd.
7.00%	05/07/20	100	106	(b)
Calpine Corp.
7.25%	10/15/17	885	900	(b,h)
Cantor Fitzgerald LP
7.88%	10/15/19	358	376	(b)
Cargill Inc.
5.20%	01/22/13	131	142	(b,h)
6.00%	11/27/17	247	292	(b,h)
Case New Holland Inc.
7.88%	12/01/17	462	502	(b)
CBS Corp.
5.75%	04/15/20	707	785
CCO Holdings LLC
7.88%	04/30/18	192	199	(b)
8.13%	04/30/20	230	244	(b)
Cenovus Energy Inc.
6.75%	11/15/39	345	417
Centrais Eletricas Brasileiras S.A.
6.88%	07/30/19	193	228	(b)
Central American Bank for Economic Integration
5.38%	09/24/14	380	411	(b)
CFG Investment SAC
9.25%	12/19/13	100	106
Chesapeake Energy Corp.
6.63%	08/15/20	427	446
7.25%	12/15/18	856	922
Cincinnati Bell Inc.
8.25%	10/15/17	676	683
8.75%	03/15/18	458	447
Citigroup Inc.
5.00%	09/15/14	574	596
5.13%	05/05/14	674	718
5.38%	08/09/20	1,072	1,109
6.13%	11/21/17	202	221
6.38%	08/12/14	1,213	1,347	(h)
8.50%	05/22/19	725	896
Clarendon Alumina Production Ltd.
8.50%	11/16/21	135	136	(b,h)
Community Health Systems Inc.
8.88%	07/15/15	696	740	(h)
Consolidated Edison Company of New York Inc.
6.65%	04/01/19	308	387
Consolidated Edison Company of New York Inc. (Series 2008)
5.85%	04/01/18	184	218
Corp Nacional del Cobre de Chile
5.63%	09/21/35	76	83	(b)
COX Communications Inc.
6.25%	06/01/18	324	374	(b)
Credit Suisse First Boston International for CJSC The EXIM of Ukraine
7.65%	09/07/11	200	203
Crown Castle International Corp.
7.13%	11/01/19	390	415
Crown Castle Towers LLC
4.88%	08/15/40	379	392	(b)
6.11%	01/15/40	378	418	(b)

CSN Islands XII Corp.
7.00%	12/23/49	100	98	(b)
CVS Caremark Corp.
3.25%	05/18/15	414	432
5.75%	06/01/17	154	177
6.13%	09/15/39	566	625
DASA Finance Corp.
8.75%	05/29/18	345	388
Denbury Resources Inc.
8.25%	02/15/20	383	418
Digicel Ltd.
8.25%	09/01/17	100	105	(b)
DirecTV Holdings LLC
4.75%	10/01/14	392	428
5.88%	10/01/19	420	477
Dolphin Energy Ltd.
5.89%	06/15/19	384	414	(b)
Drummond Company Inc.
9.00%	10/15/14	370	391	(b)
El Paso Corp.
8.05%	10/15/30	384	400	(h)
Empresa Nacional del Petroleo
5.25%	08/10/20	314	322	(b)
6.25%	07/08/19	300	332	(b)
European Investment Bank
4.88%	01/17/17	700	818
Exelon Corp.
4.90%	06/15/15	567	621
Exelon Generation Company LLC
6.25%	10/01/39	259	278
Expedia Inc.
5.95%	08/15/20	418	423	(b)
Export-Import Bank of Korea
5.88%	01/14/15	200	224
Fibria Overseas Finance Ltd.
7.50%	05/04/20	239	254	(b)
Ford Motor Credit Company LLC
7.00%	04/15/15	375	401
Forest Oil Corp.
7.25%	06/15/19	382	391
FPL Group Capital Inc.
2.60%	09/01/15	801	807
France Telecom S.A.
2.13%	09/16/15	402	405
Frontier Communications Corp.
8.25%	04/15/17	536	586
Gannett Company Inc.
6.38%	09/01/15	120	119	(b)
7.13%	09/01/18	301	296	(b)
Gaz Capital SA for Gazprom
8.13%	07/31/14	100	113	(b)
9.25%	04/23/19	200	249
Globo Comunicacao e Participacoes S.A.
6.25%	12/31/49	200	205	(b,j)
7.25%	04/26/22	200	214	(b)

Gold Fields Orogen Holding BVI Ltd.
4.88%	10/07/20	200	199
Hartford Financial Services Group Inc.
5.50%	03/30/20	710	722	(h)
HCA Inc.
9.25%	11/15/16	690	747
Health Management Associates Inc.
6.13%	04/15/16	467	472
Hess Corp.
5.60%	02/15/41	401	418
Host Hotels & Resorts LP (REIT)
9.00%	05/15/17	482	538
HSBC Finance Corp.
5.00%	06/30/15	1,387	1,511	(h)
IIRSA Norte Finance Ltd.
8.75%	05/30/24	467	539	(b,h)
Indo Integrated Energy BV
9.00%	06/01/12	100	106
Ingles Markets Inc.
8.88%	05/15/17	735	792
Intelsat Subsidiary Holding Company S.A.
8.88%	01/15/15	380	393
Intergas Finance BV
6.88%	11/04/11	100	105
Intergen N.V.
9.00%	06/30/17	773	817	(b)
International Paper Co.
7.50%	08/15/21	520	622
JP Morgan Chase Capital XXV (Series Y)
6.80%	10/01/37	188	191
JPMorgan Chase & Co.
5.13%	09/15/14	1,041	1,141	(h)
JPMorgan Chase Bank NA
5.88%	06/13/16	315	357
Kazakhstan Temir Zholy Finance BV
6.50%	05/11/11	200	203
KazMunaiGaz Finance Sub BV
7.00%	05/05/20	100	110	(b,h)
9.13%	07/02/18	100	122	(b)
11.75%	01/23/15	100	127	(b,h)
Korea Development Bank
3.25%	03/09/16	600	601
Korea Hydro & Nuclear Power Company Ltd.
6.25%	06/17/14	200	224	(b,h)
Korea National Oil Corp.
5.38%	07/30/14	200	218	(b,h)
Kraft Foods Inc.
5.38%	02/10/20	707	790	(h)
6.50%	02/09/40	401	470
Kreditanstalt fuer Wiederaufbau
3.50%	03/10/14	1,936	2,096	(h)
4.13%	10/15/14	958	1,061	(h)
4.50%	07/16/18	811	933	(h)
L-3 Communications Corp.
5.88%	01/15/15	450	460

LBI Escrow Corp.
8.00%	11/01/17	400	437	(b)
Levi Strauss & Co.
7.63%	05/15/20	100	104
Lincoln National Corp.
6.25%	02/15/20	275	308
8.75%	07/01/19	435	560
Listrindo Capital BV
9.25%	01/29/15	300	340	(b)
Lloyds TSB Bank PLC
6.50%	09/14/20	684	691	(b)
Majapahit Holding BV
7.25%	10/17/11	348	366	(b)
7.75%	10/17/16 - 01/20/20	400	474	(b)
MDC-GMTN B.V.
7.63%	05/06/19	250	298	(b)
Merrill Lynch & Company Inc.
6.05%	08/15/12	304	326
6.88%	04/25/18	599	672
Midamerican Energy Holdings Co.
6.13%	04/01/36	330	378	(h)
Morgan Stanley
5.50%	01/26/20	798	820
5.63%	09/23/19	690	718
6.00%	04/28/15	333	366
Morgan Stanley (Series F)
6.63%	04/01/18	453	502
Mylan Inc.
7.88%	07/15/20	532	570	(b)
NAK Naftogaz Ukraine
9.50%	09/30/14	200	216	(o)
National Agricultural Cooperative Federation
4.25%	01/28/16	478	492	(b)
5.00%	09/30/14	301	322	(b)
NET Servicos de Comunicacao S.A.
7.50%	01/27/20	200	226	(b)
News America Inc.
6.65%	11/15/37	576	663
Nexen Inc.
6.20%	07/30/19	715	836
6.40%	05/15/37	972	1,059
Nisource Finance Corp.
6.13%	03/01/22	346	392
NRG Energy Inc.
7.38%	02/01/16	765	787
1Malaysia Sukuk Global Berhad
3.93%	06/04/15	125	132	(b)
Pacific Gas & Electric Co.
5.80%	03/01/37	165	183
Pacific Rubiales Energy Corp.
8.75%	11/10/16	100	113	(b)
PacifiCorp
6.00%	01/15/39	500	589
6.25%	10/15/37	14	17
PAETEC Holding Corp.
8.88%	06/30/17	1,069	1,117

Pemex Finance Ltd.
9.03%	02/15/11	91	92	(h)
Pemex Project Funding Master Trust
6.63%	06/15/38	120	129
Petroleos Mexicanos
4.88%	03/15/15	560	604	(b)
6.00%	03/05/20	150	166	(b)
6.63%	06/15/35	44	48	(b)
8.00%	05/03/19	70	87
Petroleum Company of Trinidad & Tobago Ltd.
6.00%	05/08/22	300	307
Petronas Capital Ltd.
5.25%	08/12/19	187	206	(b)
7.88%	05/22/22	100	136	(b)
Petronas Global Sukuk Ltd.
4.25%	08/12/14	200	211	(b)
Pioneer Natural Resources Co.
7.50%	01/15/20	656	722
Plains All American Pipeline LP Corp.
3.95%	09/15/15	406	426
4.25%	09/01/12	174	181
Plains Exploration & Production Co.
7.63%	06/01/18	572	601
Power Sector Assets & Liabilities Management Corp.
7.39%	12/02/24	100	123	(b)
Pride International Inc.
6.88%	08/15/20	356	388
Prudential Financial Inc.
3.63%	09/17/12	173	180
3.88%	01/14/15	639	671
7.38%	06/15/19	349	425
PTTEP Australia International Finance Proprietary Ltd.
4.15%	07/19/15	100	103	(b)
QVC Inc.
7.50%	10/01/19	443	463	(b)
RailAmerica Inc.
9.25%	07/01/17	405	444
Republic Services Inc.
5.25%	11/15/21	358	396
5.50%	09/15/19	243	274
Reynolds Group Issuer Inc.
7.75%	10/15/16	872	887	(b)
Roche Holdings Inc.
6.00%	03/01/19	405	491	(b)
Rockies Express Pipeline LLC
5.63%	04/15/20	1,225	1,232	(b,h)
RR Donnelley & Sons Co.
7.63%	06/15/20	443	462
RSHB Capital SA for OJSC Russian Agricultural Bank
6.30%	05/15/17	200	209	(b)
6.97%	09/21/16	100	100	(i)
Russian Railways
5.74%	04/03/17	100	105
Sabine Pass LNG LP
7.25%	11/30/13	270	261
7.50%	11/30/16	415	379

Solutia Inc.
7.88%	03/15/20	383	409
Southern Copper Corp.
6.75%	04/16/40	88	96
7.50%	07/27/35	300	348
Spirit Aerosystems Inc.
7.50%	10/01/17	220	227
Star Energy Geothermal Wayang Windu Ltd.
11.50%	02/12/15	400	449	(b)
Suzano Trading Ltd.
5.88%	01/23/21	100	100	(b)
Talecris Biotherapeutics Holdings Corp.
7.75%	11/15/16	50	55
Telecom Italia Capital S.A.
6.00%	09/30/34	436	411
7.18%	06/18/19	366	430
Telefonica Emisiones SAU
3.73%	04/27/15	397	415
Teva Pharmaceutical Finance II BV
3.00%	06/15/15	801	838
Textron Inc.
6.20%	03/15/15	615	684
The AES Corp.
8.00%	10/15/17 - 06/01/20	723	782
The Dow Chemical Co.
5.90%	02/15/15	398	444
The Goldman Sachs Group Inc.
3.70%	08/01/15	936	958
5.38%	03/15/20	1,652	1,741	(h)
6.75%	10/01/37	200	208
The Kroger Co.
6.15%	01/15/20	612	727	(h)
The Potomac Edison Co.
5.35%	11/15/14	245	271	(h)
The Williams Companies Inc.
7.88%	09/01/21	398	483
Time Warner Cable Inc.
5.00%	02/01/20	514	550
6.75%	07/01/18	372	444
7.50%	04/01/14	480	566
Time Warner Inc.
5.88%	11/15/16	454	529
6.20%	03/15/40	443	483
TNK-BP Finance S.A.
6.13%	03/20/12	200	208
7.25%	02/02/20	5	5	(b)
Union Electric Co.
6.70%	02/01/19	370	450
UPC Germany GmbH
8.13%	12/01/17	400	416	(b)
USB Capital XIII Trust
6.63%	12/15/39	557	570
Vale Overseas Ltd.
6.88%	11/10/39	59	68
Valero Energy Corp.
6.13%	02/01/20	810	883

Verizon Communications Inc.
6.35%	04/01/19	279	340
6.40%	02/15/38	273	316
6.90%	04/15/38	302	367
VIP Finance Ireland Limited for OJSC Vimpel Communications (Class A)
8.38%	04/30/13	100	108	(b)
Virgin Media Finance PLC
8.38%	10/15/19	400	439
VTB Capital S.A.
6.47%	03/04/15	200	207	(b)
WEA Finance LLC
6.75%	09/02/19	814	964	(b)
7.50%	06/02/14	524	610	(b)
Weatherford International Limited Bermuda
6.75%	09/15/40	703	733
Williams Partners LP
5.25%	03/15/20	322	350
6.30%	04/15/40	569	627	(h)
Windstream Corp.
7.88%	11/01/17	882	919
Woodside Finance Ltd.
4.50%	11/10/14	917	984	(b)
Wyeth
5.50%	03/15/13	660	731
Wynn Las Vegas LLC
7.88%	05/01/20	534	567
XL Capital Ltd.
5.25%	09/15/14	785	837	(h)
Xstrata Finance Canada Ltd.
5.80%	11/15/16	345	381	(b)
			115,411
Non-Agency Collateralized Mortgage Obligations—8.1%
Banc of America Commercial Mortgage Inc.
5.93%	02/10/51	880	947
Banc of America Commercial Mortgage Inc. (Class A)
5.49%	02/10/51	188	196
Banc of America Commercial Mortgage Inc. (Class A4)
5.63%	07/10/46	587	635
Banc of America Commercial Mortgage Inc. (Class AJ)
11.12%	07/10/46	200	155	(d,i)
Banc of America Commercial Mortgage Inc. (Class C)
5.88%	04/10/49	300	51	(h,i,q)
Banc of America Funding Corp. (Class B1)
5.43%	03/20/36	260	8	(h,i,q)
Banc of America Mortgage Securities Inc. (Class B1)
5.08%	01/25/36	211	18	(h,i,q)
5.47%	02/25/36	206	32	(h,i,q)
Banc of America Mortgage Securities Inc. (Class B2)
5.08%	01/25/36	59	1	(h,i,q)
Bear Stearns Commercial Mortgage Securities (Class A2)
5.58%	03/11/39	222	223	(h,i)
5.68%	04/12/38	243	245	(i)
Bear Stearns Commercial Mortgage Securities (Class A4)
5.47%	01/12/45	625	684
5.69%	06/11/50	670	723	(h,i)

Bear Stearns Commercial Mortgage Securities (Class AJ)
5.62%	03/11/39	300	268	(i)
5.91%	06/11/40	340	236	(i)
Bear Stearns Commercial Mortgage Securities (Class AM)
5.24%	12/11/38	300	291
5.92%	06/11/50	310	288	(h,i)
Bear Stearns Commercial Mortgage Securities (Series 2007) (Class D)
6.17%	09/11/42	100	36	(h,i,q)
Citigroup Commercial Mortgage Trust (Class AJ)
5.92%	03/15/49	330	284	(i)
Citigroup Commercial Mortgage Trust (Series 2006) (Class AJ)
5.48%	10/15/49	360	290
Commercial Mortgage Pass Through Certificates (Class AM)
5.99%	06/10/46	400	398	(i)
Countrywide Asset-Backed Certificates (Class A2)
10.42%	11/25/35	128	121	(d,h,i)
Countrywide Commercial Mortgage Trust (Class AJ)
5.49%	07/12/46	500	355	(h,i)
Credit Suisse First Boston Mortgage Securities Corp. (Class CB1)
5.33%	10/25/35	245	14	(h,i,q)
Credit Suisse Mortgage Capital Certificates (Class A3)
5.47%	09/15/39	689	725	(h)
Credit Suisse Mortgage Capital Certificates (Class C)
5.73%	02/15/39	750	477
Credit Suisse Mortgage Capital Certificates (Class CB1)
5.64%	02/25/36	142	9	(h,i,q)
Greenwich Capital Commercial Funding Corp.
6.08%	07/10/38	1,446	1,584	(h,i)
Greenwich Capital Commercial Funding Corp. (Class A2)
5.60%	12/10/49	430	455
Impac CMB Trust (Class 1A1)
6.23%	10/25/34	365	331	(d,h,i)
15.52%	04/25/35	445	341	(d,h,i)
Indymac INDA Mortgage Loan Trust (Class B1)
5.11%	01/25/36	143	5	(h,i,q)
Indymac INDA Mortgage Loan Trust (Class B2)
5.11%**	01/25/36	54	—	(h,i,q)
Interstar Millennium Trust (Class A)
2.30%	03/14/36	31	30	(d,i)
JP Morgan Chase Commercial Mortgage Securities Corp.
6.06%	04/15/45	410	408
JP Morgan Chase Commercial Mortgage Securities Corp. (Class A4)
5.34%	08/12/37	1,380	1,507	(h,i)
5.44%	06/12/47	950	996	(h)
5.79%	02/12/51	1,120	1,205	(h,i)
JP Morgan Chase Commercial Mortgage Securities Corp. (Class AM)
6.10%	02/12/51	660	608	(h,i)
JP Morgan Chase Commercial Mortgage Securities Corp. (Class F)
6.40%	02/12/51	155	39	(i,q)
LB-UBS Commercial Mortgage Trust
6.75%	01/15/36	2,845	126	(d,h,q)
LB-UBS Commercial Mortgage Trust (Class A4)
4.95%	09/15/30	310	338
5.16%	02/15/31	410	446
5.66%	03/15/39	1,464	1,585	(h,i)

LB-UBS Commercial Mortgage Trust (Class AJ)
6.32%	04/15/41	160	114	(i)
LB-UBS Commercial Mortgage Trust (Series 2001) (Class B)
6.65%	07/14/16	103	104	(h,q)
LB-UBS Commercial Mortgage Trust (Series 2004) (Class X)
27.30%	12/15/39	5,141	64	(d,h,i,q)
MASTR Alternative Loans Trust (Series 2003) (Class 15X)
5.00%	08/25/18	197	24	(g,h,q,r)
Merrill Lynch Mortgage Trust (Class AJ)
5.84%	05/12/39	200	171	(i)
Merrill Lynch Mortgage Trust (Series 2006) (Class B)
5.84%	05/12/39	375	205
Morgan Stanley Capital I
3.10%	01/15/21	505	404	(b,d,h,i)
5.16%	10/12/52	450	489	(h,i)
5.94%	10/15/42	449	277
Morgan Stanley Capital I (Class A3)
5.71%	07/12/44	350	374	(h)
Morgan Stanley Capital I (Class A4)
5.81%	12/12/49	1,570	1,662	(h)
5.98%	08/12/41	160	179	(i)
Morgan Stanley Capital I (Class AJ)
5.39%	11/12/41	848	599	(h,i)
5.94%	10/15/42	200	179	(i)
Morgan Stanley Capital I (Class AM)
6.31%	12/12/49	360	343	(i)
6.46%	01/11/43	400	408
Morgan Stanley Capital I (Class B)
5.94%	10/15/42	250	164
Morgan Stanley Capital I (Series 2006) (Class A2)
5.28%	12/15/43	296	304	(h)
MortgageIT Trust (Class A1)
13.23%	08/25/35	1,934	1,434	(d,h,i)
National RMBS Trust (Series 2004) (Class A1)
5.39%	03/20/34	63	62	(d,i)
OBP Depositor LLC Trust
4.65%	07/15/45	280	303	(b)
Puma Finance Ltd. (Class A)
5.74%	10/11/34	61	58	(d,i)
Residential Accredit Loans Inc.
6.00%**	01/25/36	4	—	(h,q)
Residential Funding Mortgage Securities I (Class M1)
5.75%	01/25/36	174	13	(h,q)
Residential Funding Mortgage Securities I (Class M2)
5.75%**	01/25/36	32	—	(h,q)
Structured Asset Securities Corp.(Series 1996) (Class X1)
2.11%**	02/25/28	252	—	(i,q)
Vornado DP LLC
6.36%	09/13/28	160	165	(b)
Wachovia Bank Commercial Mortgage Trust
6.22%	06/15/45	390	184
Wachovia Bank Commercial Mortgage Trust (Class A3)
5.25%	12/15/43	670	680	(h)
Wachovia Bank Commercial Mortgage Trust (Class AJ)
5.52%	01/15/45	540	478	(h,i)
5.92%	05/15/43	400	337	(i)

Wachovia Bank Commercial Mortgage Trust (Class AM)
5.47%	01/15/45	410	383	(i)
Wachovia Bank Commercial Mortgage Trust (Series 2006) (Class AJ)
6.19%	06/15/45	170	128	(i)
WAMU Commercial Mortgage Securities Trust (Series 2005) (Class AJ)
5.19%	05/25/36	410	416	(b)
WaMu Mortgage Pass Through Certificates (Class 2A2A1)
14.58%	01/25/45	341	273	(d,h,i)
WaMu Mortgage Pass Through Certificates (Class A2A1)
22.93%	01/25/45	173	126	(d,i)
Wells Fargo Mortgage Backed Securities Trust (Class B1)
5.50%	01/25/36 - 03/25/36	715	138	(h,q)
Wells Fargo Mortgage Backed Securities Trust (Class B2)
5.50%**	01/25/36	17	—	(h,q)
			28,956

Sovereign Bonds—2.4%
Banco Nacional de Desenvolvimento Economico e Social
6.50%	06/10/19	100	115	(b)
Democratic Socialist Republic of Sri Lanka
7.40%	01/22/15	100	109	(b)
8.25%	10/24/12	100	109
Government of Belize
6.00%	02/20/29	154	134	(j)
Government of Brazil
5.63%	01/07/41	100	110
8.00%	01/15/18	75	90	(h)
8.25%	01/20/34	153	223
Government of Brazilian
4.88%	01/22/21	281	308
Government of Colombia
6.13%	01/18/41	200	229
7.38%	09/18/37	100	132
Government of Costa Rica
10.00%	08/01/20	150	213	(b)
Government of Egypt
5.75%	04/29/20	200	214	(b)
Government of El Salvador
7.65%	06/15/35	160	174	(b)
Government of Grenada
2.50%	09/15/25	47	24	(b,j)
Government of Indonesia
10.38%	05/04/14	100	126	(b)
11.63%	03/04/19	53	82	(b)
Government of Lebanon
6.38%	03/09/20	249	258
Government of Lithuania
6.75%	01/15/15	100	108	(b)
7.38%	02/11/20	200	223	(b)
Government of Panama
6.70%	01/26/36	155	190
Government of Peruvian
6.55%	03/14/37	225	273
7.35%	07/21/25	100	130
Government of Philippine
6.38%	10/23/34	100	117
6.50%	01/20/20	93	111

Government of Poland
6.38%	07/15/19	37	44
Government of Qatar
5.25%	01/20/20	300	330	(b)
6.40%	01/20/40	100	119	(b)
Government of South Africa
5.50%	03/09/20	100	112
Government of Turkey
5.63%	03/30/21	400	436
6.75%	05/30/40	400	456
Government of Uruguay
6.88%	09/28/25	111	134
Government of Venezuela
1.51%	04/20/11	77	74	(i)
10.75%	09/19/13	185	174
Government of Vietnam
1.30%	03/12/16	34	30	(i)
Korea Expressway Corp.
4.50%	03/23/15	200	211	(b,h)
Province of Manitoba Canada
4.90%	12/06/16	315	367	(h)
Province of Quebec Canada
7.50%	09/15/29	460	670
Republic of Dominican
7.50%	05/06/21	300	338	(b)
9.50%	09/27/11	124	129
Republic of Ghana
8.50%	10/04/17	200	229	(b)
Republic of Indonesia
5.88%	03/13/20	100	115	(b)
Russian Foreign Bond - Eurobond
3.63%	04/29/15	100	101	(b)
5.00%	04/29/20	200	208	(b)
7.50%	03/31/30	240	287	(j)
United Mexican States
5.13%	01/15/20	116	130
6.05%	01/11/40	250	286
			8,782

Municipal Bonds and Notes—0.5%
American Municipal Power-Ohio Inc.
6.05%	02/15/43	277	283
Municipal Electric Authority of Georgia
6.64%	04/01/57	594	639
New Jersey State Turnpike Authority
7.41%	01/01/40	560	695
New Jersey Transportation Trust Fund Authority
6.88%	12/15/39	165	175
			1,792
Total Bonds and Notes			322,676
(Cost $315,105)

	Number of Shares
Preferred Stock—0.0%*
Citigroup Capital XIII
(Cost $355)	14,200	355	(i)

Other Investments—0.3%
GEI Investment Fund		994	(k)
(Cost $1,093)

Total Investments in Securities		324,025
(Cost $316,553)

Short-Term Investments—22.9%
Short-Term Investments—22.3%
GE Money Market Fund Institutional Class 0.03%		80,032	(d,k)

	Principal Amount
U.S. Treasuries—0.6%
U.S. Treasury Bill
0.11%	$2,100	2,100	(d)

Total Short-Term Investments		82,132
(Cost $82,132)

Total Investments		406,157
(Cost $398,685)

Liabilities in Excess Of Other Assets, net—(13.0)%		(46,802)

NET ASSETS—100.0%		$359,355

Other Information

The Fund had the following long futures contracts open at September 30, 2010 (unaudited):

Description	Expiration Date	Number of Contracts	Current Notional Value	Unrealized Appreciation/ (Depreciation)
2 Yr. U.S. Treasury Notes Futures	December 2010	196	$43,019	$58
5 Yr. U.S. Treasury Notes Futures	December 2010	152	18,372	192

The Fund had the following short futures contracts open at September 30, 2010 (unaudited):

Description	Expiration Date	Number of Contracts	Current Notional Value	Unrealized Appreciation/ (Depreciation)
Ultra Long U.S. Treasury Bond Futures	December 2010	48	$(6,782)	$42
10 Yr. U.S. Treasury Notes Futures	December 2010	366	(46,133)	(501)

				$(209)

Notes to Schedules of Investments (dollars in thousands)—September 30, 2010 (unaudited)

The views expressed in this document reflect our judgment as of the publication date and are subject to change at any time without notice. The securities cited may not represent current or future holdings and should not be considered as a recommendation to purchase or sell a particular security. See the prospectus for complete descriptions of investment objectives, policies, risks and permissible investments.

(a)	Non-income producing security.

(b)	Pursuant to Rule 144A of the Securities Act of 1933, these securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2010, these securities amounted to $6,925; $31,662 and $8,854 or 3.16%, 8.81% and 4.35% of the net assets of the Elfun Diversified Fund, Elfun Income Fund and Elfun Money Market Fund respectively. These securities have been determined to be liquid using procedures established by the Board of Trustees.

(c)	Settlement is on a delayed delivery or when-issued basis with final maturity to be announced (TBA) in the future.

(d)	Coupon amount represents effective yield.

(e)	State Street Corp. is the parent company of State Street Bank & Trust Co., the Fund’s custodian and accounting agent.

(f)	Principal only securities represent the right to receive the monthly principal payments on an underlying pool of mortgages. No payments of interest on the pool are passed through to the “principal only” holder.

(g)	Interest only securities represent the right to receive the monthly interest payments on an underlying pool of mortgages. Payments of principal on the pool reduce the value of the “interest only” holding.

(h)	At September 30, 2010, all or a portion of this security was pledged to cover collateral requirements for futures, options, forward foreign currency contracts and/or TBA’s.

(i)	Variable or floating rate security. The stated rate represents the rate at September 30, 2010.

(j)	Step coupon bond. Security becomes interest bearing at a future date.

(k)	GEAM, the investment adviser of the Fund, also serves as investment adviser of the GEI Investment Fund and the GE Funds-GE Money Market Fund.

(l)	Escrowed to maturity Bonds are collateralized by U.S. Treasury securities which are held in escrow by a trustee and used to pay principal and interest on such bonds.

(m)	Pre refunded Bonds are collateralized by U.S. Treasury securities, which are held in escrow and are used to pay principal and interest on the tax-exempt issue and to retire the bonds at the earliest refunding date.

(n)	The security is insured by AMBAC, AGM, MBIA, FSA or FGIC. The Elfun Tax-Exempt Fund had insurance concentrations of 5% or greater as of September 30, 2010 (as a percentage of net assets) as follows:

FSA	8.79%

AMBAC	8.15%

MBIA	5.88%

(o)	Securities at default.

(p)	Sponsored by SSGA Funds Management, Inc., an affiliate of State Street Bank & Trust Co., the Fund’s custodian and accounting agent.

(q)	Illiquid Securities. At September 30, 2010, these securities amounted to $1,039 and $127 or 0.29% and 0.06% of net assets for the Elfun Income and Elfun Diversified Fund respectively. These securities have been determined to be illiquid using procedures established by the Board of Trustees.

(r)	Coupon amount represents the coupon of the underlying mortgage securities on which monthly interest payments are based.

†	Percentages are based on net assets as of September 30, 2010.
*	Less than 0.05%
**	Amount is less than $0.50.

Abbreviations:

ADR	American Depositary Receipt

AMBAC	AMBAC Indemnity Corporation

FGIC	Financial Guaranty Insurance Corporation

FSA	Financial Security Assurance

GDR	Global Depositary Receipt

MBIA	Municipal Bond Investors Assurance Corporation

Regd.	Registered

REIT	Real Estate Investment Trust

REMIC	Real Estate Mortgage Investment Conduit

SPDR	Standard & Poor’s Depository Receipts

STRIPS	Separate Trading of Registered Interest and Principal of Security

TBA	To be announced

Income Taxes Disclosure

As September 30, 2010, information on the tax cost of investments is as follows:

	Cost of Investment for Tax Purposes	Gross Tax Unrealized Appreciation	Gross Tax Unrealized Depreciation	Net Tax Appreciation / (Depreciation) on Investments
Elfun Income Fund	398,805	14,724	(7,372)	7,352

Security Valuation and Transactions

A Fund’s portfolio securities are valued generally on the basis of market quotations. Equity securities generally are valued at the last reported sales price on the primary market in which they are traded. Portfolio securities listed on NASDAQ are valued using the NASDAQ Official Closing Price, which may not necessarily represent the last sale price. Level 1 securities primarily include publicly-traded equity securities. If no sales occurred on the exchange or NASDAQ that day, the portfolio security generally is valued using the last reported bid price. In those circumstances the Fund classifies the investment securities in Level 2.

Debt securities (other than short-term securities described below) generally are valued at an evaluated bid as reported by an independent pricing service. Values obtained from pricing services are based on various factors such as market transactions, dealer supplied valuations, security characteristics and other market data. These securities are included in Level 2. In the absence of a reliable price from such a pricing service, debt securities may be valued based on dealer supplied valuations or quotations and would be classified in Level 3. A Fund’s written or purchased options are valued at the last sales price, or if no sales occurred that day, at the last reported bid price and are included in Level 2. Short-term investments of sufficient quality with remaining maturities of sixty days or less at the time of purchase are valued on the basis of amortized costs, which approximates market value and these are also included in Level 2.

All assets and liabilities of the Funds initially expressed in foreign currency values will be converted into U.S. dollars at the WM/Reuter exchange rate computed at 11:00 a.m., Eastern time.

If prices are not readily available for a portfolio security, or if it is believed that a price for a portfolio security does not represent its fair value, the security may be valued using procedures approved by the Funds’ Board of Trustees that are designed to establish its “fair” value. These securities would be classified in Level 3.

Foreign securities may be valued with the assistance of an independent fair value pricing service in circumstances where it is believed that they have been or would be materially affected by events occurring after the close of the portfolio security’s primary market and before the close of regular trading on the NYSE. In those circumstances the Fund classifies the investment securities in Level 2. This independent fair value pricing service uses a computerized system to appraise affected securities and portfolios taking into consideration various factors and the fair value of such securities may be something other than the last available quotation or other market price.

GEAM may also separately monitor portfolio securities and, consistent with the Funds’ fair value procedures, apply a different value to a portfolio security than would be applied had it been priced using market quotations or by an independent fair value pricing service. In those circumstances the Fund classifies the investment securities in Level 3.

Determining the fair value of securities involves the application of both subjective and objective considerations. Security values may differ depending on the methodology used to determine their values, and may differ from the last quoted sale or closing price. No assurance can be given that use of these fair value procedures will always better represent the price at which a Fund could sell the affected portfolio security.

Security transactions are accounted for as of the trade date. Realized gains and losses on investments sold are recorded on the basis of identified cost for both financial statement and federal tax purposes.

Fair Value Disclosure

The Funds adopted ASC 820, Fair Valuation Measurements and Disclosures effective October 2008, for all financial instruments accounted for at fair value.

For financial assets and liabilities, fair value is the price the Funds would receive to sell an asset or pay to transfer a liability in an orderly transaction with a market participant at the measurement date. In the absence of active markets for the identical assets or liabilities, such measurements involve developing assumptions based on market observable data and, in the absence of such data internal information that is consistent with what market participants would use in a hypothetical transaction that occurs at the measurement date.

Observable inputs reflect market data obtained from independent sources, while unobservable inputs reflect our market assumptions. Preference is given to observable inputs. These two types of inputs create the following fair value hierarchy:

Level 1—Quoted prices for identical investments in active markets.

Level 2—Quoted prices for similar investments in active markets; quoted prices for identical or similar investments in markets that are not active; and model-derived valuations whose inputs are observable or whose significant value drivers are observable.

Level 3—Significant inputs to the valuation model are unobservable.

Other financial instruments are derivative instruments that are not reflected in Total Investments, such as futures, forwards, swaps, and written options contracts, which are valued based on the unrealized appreciation/depreciation of the instrument.

The following tables present the Funds’ investments measured at fair value on a recurring basis at September 30, 2010:

Elfun Income Fund
	Level 1	Level 2	Level 3	Total
Investments in Securities
Bonds and Notes—U.S. Treasuries	$—	$44,538	$—	$44,538
Bonds and Notes—Agency Mortgage Backed	—	109,454	—	109,454
Bonds and Notes—Agency Collateralized Mortgage Obligations	—	6,643	485	7,128
Bonds and Notes—Asset Backed	—	6,590	25	6,615
Bonds and Notes—Corporate Notes	—	115,411	—	115,411
Bonds and Notes—Non-Agency Collateralized Mortgage Obligations	—	28,402	554	28,956
Bonds and Notes—Sovereign Bonds	—	8,782	—	8,782
Bonds and Notes—Municipal Notes and Bonds	—	1,792	—	1,792
Preferred Stock	355	—	—	355
Other Investments	—	994	—	994
Short-Term Investments	80,032	2,100	—	82,132

Total Investments in Securities	$80,387	$324,706	$1,064	$406,157

Other Financial Instruments
Futures Contracts—Unrealized Appreciation	$292	$—	$—	$292
Futures Contracts—Unrealized Depreciation	(501)	—	—	(501)

Total Other Financial Instruments	$(209)	$—	$—	$(209)

The following table presents the changes in Level 3 investments measured on a recurring basis for the period ended September 30, 2010:

	Bonds and Notes - Agency Mortgage Backed	Bonds and Notes - Agency Collateralized Mortgage Obligations	Bonds and Notes - Asset Backed	Bonds and Notes - Corporate Notes	Bonds and Notes - Non - Agency Collateralized Mortgage Obligations	Total
Balance at 12/31/09	$9,071	$3,402	$25	$668	404	$13,570
Accrued discounts/premiums	—	48	—	(4)	—	44
Realized gain (loss)	41	(770)	—	(61)	(650)	(1,440)
Change in unrealized gain (loss)	(29)	482	5	277	1,245	1,980
Net purchases (sales)	(8,640)	(3,213)	(5)	(486)	(425)	(12,769)
Net transfers in and out of Level 3	(443)	536	—	(394)	(20)	(321)

Balance at 09/30/10	$—	$485	$25	$—	$554	$1,064
Change in unrealized gain (loss) relating to securities still held at 09/30/10	$—	$(24)	$5	$—	$454	$435

Transfers in and out of Level 3 are considered to occur at the beginning of the period.

Derivatives Disclosure

The Fund is subject to equity price risk, interest rate risk, and foreign currency exchange rate risk in the normal course of pursuing its investment objectives. The Fund may use futures contracts to gain exposure to, or hedge against changes in the value of equities, interest rates or foreign currencies. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date. Upon entering into such contracts, the Fund is required to deposit with the broker, either in cash or securities, an initial margin in an amount equal to a certain percentage of the contract amount. Subsequent payments (variation margin) are made or received by the Fund each day, depending on the daily fluctuations in the value of the contract, and are recorded for financial statement purposes as unrealized gains or losses by the Fund. Upon entering into such contracts, the Fund bears the risk of interest or exchange rates or securities prices moving unexpectedly, in which case, the Fund may not achieve the anticipated benefits of the futures contracts and may realize a loss. With futures contracts, there is minimal counterparty credit risk to the Fund since futures contracts are exchange traded and the exchange’s clearinghouse, as counterparty to all traded futures, guarantees the futures against default.

Shown below are the derivative contracts entered into by the Fund, summarized by primary risk exposure.

	Asset Derivatives September 30, 2010			Liability Derivatives September 30, 2010
Derivatives not accounted for as hedging instruments under ASC 815	Location in the Statements of Assets and Liabilities	Fair Value ($)		Location in the Statements of Assets and Liabilities	Fair Value ($)

Elfun Income Fund
Interest Rate Contracts	Receivables, Net Assets—Net Unrealized Appreciation/ (Depreciation) on Futures	293	*	Liabilities, Net Assets—Net Unrealized Appreciation/ (Depreciation) on Futures	(501	)*

*	Includes cumulative unrealized appreciation/(depreciation) of futures contracts as reported in the Schedule of Investments and within the components of the net assets section of the Statement of Assets and Liabilities. Only the current day’s variation margin is reported within the receivables and/or payables of the Statement of Assets and Liabilities.

ITEM 2.	CONTROLS AND PROCEDURES.

(a) The officers providing the certifications in this report in accordance with Rule 30a-3 under the Investment Company Act of 1940 have concluded, based on their evaluation of the registrant’s disclosure controls and procedures (as such term is defined in such rule), that such controls and procedures are adequate and reasonably designed to achieve the purpose described in paragraph (c) of such rule.

(b) There were no significant changes in the registrant’s internal controls or in other factors that could significantly affect these controls subsequent to the date of their last evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

ITEM 3.	EXHIBITS.

Separate certifications by the registrant’s principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached: EX-99 CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Elfun Income Fund

By:	/S/ JAMES W. IRELAND
James W. Ireland
Trustee, President and Chief Executive Officer
GE Asset Management Incorporated

Date: November 24, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/S/ JAMES W. IRELAND
James W.Ireland
Trustee, President and Chief Executive Officer
GE Asset Management Incorporated

Date: November 24, 2010

By:	/S/ EUNICE TSANG
Eunice Tsang
Treasurer, Elfun Funds

Date: November 24, 2010